Operating Lease Agreements	12 Months Ended
Dec. 31, 2015
Leases, Operating [Abstract]
Operating Lease Agreements
Operating lease agreements

At December 31, 2015, the Company was the lessee at 2,707 locations through ground leases (the Company leases the land and the Company or franchisee owns the building) and through improved leases (the Company leases land and buildings). Lease terms for most restaurants vary between 10 and 20 years and, in many cases, provide for rent escalations and renewal options, with certain leases providing purchase options. Escalations terms vary by reporting unit, with examples including fixed-rent escalations, escalations based on an inflation index, and fair value adjustments. According to rental terms, the Company pays monthly rent based on the greater of a fixed rent or a certain percentage of the Company’s gross sales. For most locations, the Company is obligated for the related occupancy costs including property taxes, insurance and maintenance. However, for franchised sites, the Company requires the franchisees to pay these costs. In addition, the Company is the lessee under non-cancelable leases covering certain offices and warehouses.

In March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. The Company was required to make a cash deposit of $5,325 as collateral for the obligations assumed under this agreement.

13.    Operating lease agreements (continued)

At December 31, 2015, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurant	Other	Total
2016	$116,233	$6,140	$122,373
2017	106,277	5,057	111,334
2018	95,030	2,321	97,351
2019	82,770	1,563	84,333
2020	73,057	1,418	74,475
Thereafter	349,179	2,712	351,891
Total minimum payment	$822,546	$19,211	$841,757

The following table provides detail of rent expense for fiscal years 2015, 2014 and 2013:

	2015	2014	2013
Company-operated restaurants (i)	$135,232	$151,724	$153,538
Franchised restaurants (ii)	36,381	48,814	48,911
Total rent expense	$171,613	$200,538	$202,449

(i)	Included within “Occupancy and other operating expenses” in the consolidated statements of income.

(ii)	Included within “Franchised restaurants – occupancy expenses” in the consolidated statements of income.

The following table provides a breakdown detail of rent expense between minimum and contingent rentals for fiscal years 2015, 2014 and 2013:

	2015	2014	2013
Minimum rentals	$122,110	$131,463	$126,329
Contingent rentals based on sales	49,503	69,075	76,120
Total rent expense	$171,613	$200,538	$202,449